Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets.
Intangible assets
16.	Intangible assets

	Production		Development
	backlog	Patents	costs	Total
	$	$	$	$
Cost
Balance at December 31, 2019	—	572,486	244,871	817,357
Additions	—	305,420	—	305,420
Write-off	—	(109,514)	—	(109,514)
Balance at December 31, 2020	—	768,392	244,871	1,013,263
Acquired through business combination	2,120,000	—	—	2,120,000
Additions	—	214,497	—	214,497
Write-off	—	(85,544)	—	(85,544)
Balance at December 31, 2021	2,120,000	897,345	244,871	3,262,216

Accumulated amortization
Balance at December 31, 2019	—	47,443	33,016	80,459
Amortization	—	10,682	16,508	27,190
Balance at December 31, 2020	—	58,125	49,524	107,649
Amortization	353,333	10,528	16,508	380,369
Balance at December 31, 2021	353,333	68,653	66,032	488,018

Carrying amounts
Balance at December 31, 2020	—	710,267	195,347	905,614
Balance at December 31, 2021	1,766,667	828,692	178,839	2,774,198

The Company’s development costs have been incurred to develop plasma related technologies and the patents protect the design and specification of these technologies.